Intangible assets	12 Months Ended
Dec. 31, 2019
Disclosure Of Intangible Assets [Abstract]
Intangible assets

8 Intangible assets

(a) Overview of intangible assets

	2019

	Goodwill £m	Computer software £m	Trademarks and similar intangibles £m	Assets in the course of development £m	Total £m

1 January

Cost	46,163	1,101	78,736	125	126,125

Accumulated amortisation and impairment		(698)	(1,414)		(2,112)

Net book value at 1 January	46,163	403	77,322	125	124,013

Differences on exchange	(1,676)	(2)	(2,976)	–	(4,654)

Additions

– internal development	–	–	–	148	148

– acquisitions (note 23)	23	–	54	–	77

– separately acquired	–	–	7	6	13

Reallocations	–	134	30	(164)	–

Amortisation charge	–	(105)	(361)	–	(466)

Impairment	(194)	(3)	(147)	–	(344)

31 December

Cost	44,316	1,207	75,726	115	121,364

Accumulated amortisation and impairment		(780)	(1,797)		(2,577)

Net book value at 31 December	44,316	427	73,929	115	118,787

	2018

	Goodwill £m	Computer software £m	Trademarks and similar intangibles £m	Assets in the course of development £m	Total £m

1 January

Cost	44,147	1,119	74,136	71	119,473

Accumulated amortisation and impairment		(672)	(1,016)		(1,688)

Net book value at 1 January	44,147	447	73,120	71	117,785

Differences on exchange	2,024	–	4,483		6,507

Additions

– internal development	–	–	–	120	120

– acquisitions (note 23)	14	–	13	–	27

– separately acquired	–	–	62	–	62

Reallocations	(22)	58	30	(66)	–

Amortisation charge	–	(102)	(342)	–	(444)

Impairment	–	–	(44)	–	(44)

31 December

Cost	46,163	1,101	78,736	125	126,125

Accumulated amortisation and impairment		(698)	(1,414)		(2,112)

Net book value at 31 December	46,163	403	77,322	125	124,013

(b) Goodwill

Goodwill of £44,316 million (2018: £46,163 million) is included in intangible assets in the balance sheet of which the following are the significant acquisitions: RAI £33,761 million (2018: £35,117 million); Rothmans Group £4,704 million (2018: £4,856 million); Imperial Tobacco Canada £2,335 million (2018: £2,307 million); ETI (Italy) £1,396 million (2018: £1,478 million) and ST (principally Scandinavia) £1,048 million (2018: £1,111 million). The principal allocations of goodwill in the Rothmans’ acquisition are to the cash-generating units of Europe and South Africa, with the remainder mainly relating to operations in the domestic and export markets in the United Kingdom and operations in APME.

During 2019, the Group recognised a goodwill impairment charge of £194 million as explained in note 8(e)(iv) below.

(c) Trademarks and similar intangibles

Trademarks and similar intangibles with indefinite lives

Included in the net book value of trademarks and similar intangibles are trademarks relating to the acquisition of RAI with indefinite lives amounting to £71,032 million (2018: £73,885 million). These trademarks, including Newport, Camel, Natural American Spirit, Grizzly and Pall Mall, all of which are part of the Group’s Strategic Portfolio of key brands, form the core focus of the US business and receive significant support in the form of dedicated internal resources, forecasting and, where appropriate, marketing investment. These trademarks have significant market share and positive cashflow growth expectations. There are no regulatory or contractual restrictions on the use of the trademarks, and there are no plans by management to significantly redirect resources elsewhere. Consequently, in the view of management, these trademarks do not have a foreseeable and definite end to their ability to generate future cash flows and hence are not amortised.

Trademarks and similar intangibles with definite lives

Included in the net book value of trademarks and similar intangibles are trademarks relating to the acquisition of RAI £2,590 million (2018: £3,013 million), Skandinavisk Tobakskompagni (ST) £175 million (2018: £209 million) and TDR d.o.o. £17 million (2018: £40 million).

In 2019, as a result of declining volumes, the Group recognised a partial impairment of the Kodiak brand of £63 million. In addition, as a result of the regulatory uncertainty in the US vaping market, the Group will not submit Premarket Tobacco Applications (PMTA) for the vaping e-liquids purchased as part of the VapeWild acquisition (note 23). As a consequence, the Group recognised an impairment charge of £37 million in respect of the brands acquired as part of the acquisition. The Group will withdraw the VapeWild products from the market in May 2020. Also in 2019, the Group announced that it was simplifying its New Category product portfolio, with vapour products to be branded VUSE, modern oral products to be branded VELO and tobacco heating products continuing to be branded glo. As a result, the carrying values of trademarks and similar intangible assets acquired as part of the Chic, Must Have Limited and Quantus/Highendsmoke business combinations (see note 23), amounting to £29 million in total, have been fully impaired, as the acquired trademarks will no longer generate future economic benefits.

During 2018, a purchase price allocation adjustment was recognised in respect of the provisional goodwill recognised as a result of the Group acquiring certain tobacco assets, including a distribution company, from Bulgartabac Holdings AD in Bulgaria. The provisional goodwill of £22 million was reclassified to trademarks and similar intangibles with definite lives.

(d) Computer software and assets in the course of development

Included in computer software and assets in the course of development are internally developed assets with a carrying value of £516 million (2018: £523 million). The costs of internally developed assets include capitalised expenses of employees working full time on software development projects, third-party consultants, and software licence fees from third-party suppliers.

The Group has £4 million of future contractual commitments (2018: £6 million) related to intangible assets.

(e) Impairment testing

(i) Estimation uncertainty

As described in note 1, the critical accounting estimates used in the preparation of the consolidated financial statements include the review of asset values, especially indefinite life assets such as goodwill and certain trademarks and similar intangibles.

There is significant judgement with regard to assumptions and estimates involved in the forecasting of future cash flows, which form the basis of the assessment of the recoverability of these assets, with the effect that the value-in-use of calculations incorporate estimation uncertainty, particularly for certain assets held in relation to the Canada and US markets.

(ii) Impairment testing – Trademarks and similar intangibles with indefinite lives (‘brands’)

The trademarks and similar intangibles have been tested for impairment in line with the following methodology. The recoverable amounts of trademarks and similar intangibles with indefinite lives have been determined on a value-in-use basis. The value-in-use calculations use cash flows based on detailed brand budgets prepared by management using projected sales volumes, revenues and projected brand profitability covering a five-year to 10-year horizon depending on the brand and, thereafter, grown into perpetuity. Corporate costs are allocated to the brand budgets based on either specific allocations, where appropriate, or based on volumes. The pre-tax discount rates, ranging between 8.32% and 9.02%, and long-term growth rates, ranging between 0.75% and 1.0%, applied to the brand value-in-use calculations have been determined by local management based on experience, specific market and brand trends and pricing and cost expectations. Following the application of a reasonable range of sensitivities, there was no indication of impairment.

Refer to note 8(e)(v) for further information on the Newport brand impairment testing. As the trademarks and similar intangibles with indefinite lives relate to the acquisition of RAI, the brand budgets used in the value-in-use calculations have been incorporated into the budget information used in the impairment testing of the RAI goodwill.

(iii) Cash-generating units and information on goodwill impairment testing

In 2019, goodwill was allocated for impairment testing purposes to 21 (2018: 19) individual cash-generating units – two in the United States (2018: one), five in APME (2018: five), seven in AMSSA (2018: six) and seven in ENA (2018: seven).

	2019		2018

	Carrying amount £m	Pre-tax discount rate %	Carrying amount £m	Pre-tax discount rate %

Cash-generating unit

RAI	33,761	7.3	35,117	7.7

Canada	2,335	19.1	2,307	7.5

Europe	4,809	6.2	5,069	7.5

South Africa	598	9.3	605	10.6

Australia	711	6.7	740	7.9

Singapore	599	6.4	615	6.6

Malaysia	435	7.5	448	8.2

Other	1,068	6.8	1,262	7.9

Total	44,316		46,163

For CGU Other the weighted average pre-tax discount rate has been used

The recoverable amounts of all cash-generating units have been determined on a value-in-use basis. The key assumptions for the recoverable amounts of all units are the budgeted volumes, revenues, operating margins and long-term growth rates, which directly impact the cash flows, and the discount rates used in the calculation. The long-term growth rate is used purely for the impairment testing of goodwill under IAS 36 Impairment of Assets and does not reflect long-term planning assumptions used by the Group for investment proposals or for any other assessments.

Pre-tax discount rates, as shown above, were used in the impairment testing, based on the Group’s weighted average cost of capital, taking into account the cost of capital and borrowings, to which specific market-related premium adjustments are made. These adjustments are derived from external sources and are based on the spread between bonds (or credit default swaps, or similar indicators) issued by the US or comparable governments and by the relevant local government, adjusted for the Group’s own credit market risk. For ease of use and consistency in application, these results are periodically calibrated into bands based on internationally recognised credit ratings. The long-term growth rates and discount rates have been applied to the budgeted cash flows of each cash-generating unit. These cash flows have been determined by local management based on experience, specific market and brand trends as well as pricing and cost expectations. These have been endorsed by Group management as part of the consolidated Group’s budget.

(iv)Impairment testing – Goodwill (excluding RAI and Canada)

The value-in-use calculations use cash flows based on detailed financial budgets prepared by management covering a one-year period extrapolated over a 10-year horizon with growth of 4% in years 2 to 10, including 2% inflation (2018: 2% inflation), after which a total growth rate of 2% (2018: 2%) has been assumed as the long term volume decline is more than offset by pricing to drive revenue growth. A 10-year horizon is considered appropriate based on the Group’s history of profit and cash growth, its well-balanced portfolio of brands and the industry in which it operates. In some instances, such as recent acquisitions, start-up ventures or in specific cases, the forecast is expanded to reflect the medium-term plan of the country or market management spanning five years or beyond. Following the application of a reasonable range of sensitivities to all the cash-generating units, and after reflecting the impairments below, there was no indication of any further impairment.

In 2009, the Group acquired Bentoel and the goodwill arising from this acquisition was assigned to the Indonesia cash-generating unit. During 2019, the Indonesian government announced a significant increase in excise effective 1 January 2020. The recoverable amount of the Indonesia cash-generating unit has been determined on a value-in-use basis using a 10-year forecast with cash flows after year 10 extrapolated as described above. The 10-year forecast has been prepared to take into account the expected decline in revenue and the impact this will have on net revenue, operating profit and cash flows. The extent of the significant increase in excise is such that the forecast cash flows do not support the carrying value of goodwill and therefore the goodwill of £172 million has been fully impaired. The other assets held by the Indonesian cash-generating unit were assessed for impairment and based on the recoverable amounts, no impairment charges were recognised.

As explained in note 8(c) above, in addition to the impairment of trademarks and similar intangibles, the goodwill associated with the acquisitions of VapeWild and Quantus/Highendsmoke (note 23) have been impaired in full amounting to £12 million and £10 million, respectively.

(v)Impairment testing – RAI

Goodwill relating to RAI and the Newport trademark

On 15 November 2018, the US Food and Drug Administration (FDA) announced an intention to ban flavoured vaping products and menthol cigarette. Management recognise that the FDA announcement in 2018 does not itself constitute a ban on menthol in cigarettes, and any proposed regulation of menthol in cigarettes would need to be introduced through the established US comprehensive rule-making process, the timetable and outcome for which was, and remains, uncertain. In addition, it is unclear how any such potential US regulation might affect the manufacture and marketing of Group combustible brands containing menthol.

Having considered the combination of the risk of implementation and impact of any change in regulations, the Group has not recognised any impairment in 2019 or 2018 on either the Newport brand or the RAI goodwill, as management concluded that there would not be a significant impact to the value-in-use. The base case scenario used in the impairment model therefore does not include any potential impact of changes in regulation in relation to menthol flavourings in combustibles.

The carrying amounts for RAI goodwill and Newport were £33,761 million and £30,179 million, respectively (2018: £35,117 million and £31,391 million). The value-in-use calculations for brands, as described in note 8(e)(ii) above, have been incorporated in the base case scenario used in the RAI goodwill model. The value-in-use calculations have been prepared based on a five-year cash flow forecast which assumes long-term volume decline of cigarettes. This decline is more than offset by pricing. After this forecast a growth rate of 2% has been assumed for RAI goodwill and 1% for Newport and a pre-tax discount rate of 7.3% (2018: 7.7%) and 8.6% (2018: 8.7%), respectively.

The excess of value-in-use earnings over the carrying values (“headroom”) of the RAI goodwill and the Newport brand would be reduced to nil if the following individual changes, none of which are considered reasonably possible by management, were made to the key assumptions used in the impairment model. For RAI goodwill, the change in revenue assumption is based on combustibles revenue in the five-year forecast reducing by 13.4% in each year and assumes that other assumptions are not changed. For Newport, the change in revenue assumption is based on the Newport revenue in the five-year forecast reducing by 11.9% in each year and assumes that other assumptions are not changed.

	RAI goodwill	Newport
	%	%

Assumptions

Decrease in revenue by	13.4	11.9

Increase in pre-tax discount rate by	1.4	0.6

(vi)Impairment testing – Canada

Goodwill relating to Imperial Tobacco Canada Ltd (ITCAN)

In March 2019, ITCAN obtained an Initial Order from the Ontario Superior Court of Justice granting it protection under the Companies’ Creditors Arrangement Act (“CCAA”). If the CCAA bankruptcy protection were to end, significant liabilities might crystallise. As a consequence, to reflect the risk to future operating cash flows, the value-in-use calculations have been prepared based on a five-year cash flow forecast, after which a growth rate of -1.8% and a pre-tax discount rate of 19.1% (2018: 7.5%) have been assumed. Further information on the Quebec Class Actions and CCAA can be found in note 27.

In addition to the increase in discount rate, a reasonable range of sensitivities was applied to the value-in-use calculation and there was no indication of impairment.

The excess of value-in-use earnings over the carrying values (“headroom”) of the ITCAN goodwill would be reduced to nil if the following individual changes, none of which are considered reasonably possible by management, were made to the key assumptions used in the impairment model. The change in revenue assumption is based on combustibles revenue in the five-year forecast reducing by 19% in each year and assumes that other assumptions are not changed.

Canada goodwill
%

Assumptions

Decrease in revenue by	19.0

Increase in pre-tax discount rate by	10.3

The £2,335 million of goodwill relating to ITCAN on the Group’s balance sheet at 31 December 2019 will continue to be reviewed on a regular basis. Any future impairment charge would result in a non-cash charge to the income statement that will be treated as an adjusting item.